PROPERTY AND EQUIPMENT, NET - Property and equipment pledged to secure banking borrowings (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)
Property
PROPERTY AND EQUIPMENT, NET
Assets pledged as collateral	¥ 253,979	$ 39,855	¥ 264,784
Leasehold improvements
PROPERTY AND EQUIPMENT, NET
Assets pledged as collateral	160,959	25,258	90,947
Computer and network equipment
PROPERTY AND EQUIPMENT, NET
Assets pledged as collateral	159,909	25,093	40,871
Office equipment
PROPERTY AND EQUIPMENT, NET
Assets pledged as collateral	¥ 660	$ 104
Construction-in-progress
PROPERTY AND EQUIPMENT, NET
Assets pledged as collateral			¥ 238,771